Financial risk management and financial instruments - Significant Derivatives Sensitivity Analysis (Details) R in Millions	Jun. 30, 2018 ZAR (R) $ / bbl R / $	Jun. 30, 2017 ZAR (R) $ / bbl R / $
Crude oil options | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%	2.00%
Decrease in significant input variable (as a percent)	(2.00%)	(2.00%)
Impact on fair value from increase in significant input variable	R 88	R 50
Impact on fair value from decrease in significant input variable	R (80)	R (50)
Crude oil options | Brent crude price
Financial risk management and financial instruments
Increase in price or rate assumption | $ / bbl	2	2
Decrease in price or rate assumption | $ / bbl	(2)	(2)
Impact on fair value from increase in significant input variable	R (68)	R (351)
Impact on fair value from decrease in significant input variable	R 81	R 427
Zero cost collar | Volatility
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	2.00%	2.00%
Decrease in significant input variable (as a percent)	(2.00%)	(2.00%)
Impact on fair value from increase in significant input variable	R 27	R 90
Impact on fair value from decrease in significant input variable	R (22)	R (99)
Zero cost collar | USD/ZAR spot price
Financial risk management and financial instruments
Decrease in price or rate assumption | R / $	(1)	(1)
Impact on fair value from decrease in significant input variable	R 2,731	R 3,479
Minimum weakening of exchange rate for fair value impact | R / $	1.41
Derivative cap | R / $	15.14
Interest rate swap | USD Libor curve
Financial risk management and financial instruments
Increase in significant input variable (as a percent)	0.50%	0.50%
Decrease in significant input variable (as a percent)	(0.50%)	(0.50%)
Impact on fair value from increase in significant input variable	R 866	R 940
Impact on fair value from decrease in significant input variable	R (865)	R (940)